Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements

19. Fair Value Measurements

Recurring fair value measurements

The following table sets forth by level within the fair value hierarchy, the Company’s liabilities measured at fair value on a recurring basis (dollars in thousands).

	Hierarchy	March 31,	December 31,
	Level	2022	2021
Warrant liabilities
5-Year Private Warrants	2	5,972	664
Seller Warrants	2	18	5
Total		$5,990	$669

5-Year Private Warrants

The 5-Year Private Warrants are valued using a Black-Scholes model that requires a variety of inputs including the Company’s stock price, the strike price of the 5-Year Private Warrants, the risk-free rate, and the implied volatility. As the terms of the 5-Year Private Warrants are identical to the terms of the 5-Year Public Warrants except that the 5-Year Private Warrants, while held by certain holders or their permitted transferees, are precluded from mandatory redemption and are entitled to be exercise on a “cashless basis” at the holder’s election, the implied volatility used in the Black-Scholes model is calculated using a Monte-Carlo model of the 5-Year Public Warrants that factors in the restrictive redemption and cashless exercise features of the 5-Year Private Warrants. The Company updates the fair value calculation on at least a quarterly basis, or more frequently if changes in circumstances and assumptions indicate a change from the existing carrying value.

Seller Warrants

The Seller Warrant Agreement contains certain terms and features to reduce the exercise price and increase the number of shares of common stock each warrant is exercisable into. As a result, Seller Warrants are considered derivative financial instruments and carried at fair value. The fair value of Seller Warrants was computed by an independent third-party consultant (and validated by the Company) using a Monte Carlo simulation-based model that requires a variety of inputs, including contractual terms, market prices, exercise prices, equity volatility and discount rates. The Company updates the fair value calculation on at least an annual basis, or more frequently if changes in circumstances and assumptions indicate a change from the existing carrying value.

Items disclosed at fair value

Debt, net

The Sprott Credit Agreement and the Subordinated Notes are privately held and, as such, there is no public market or trading information available for such debt instruments. As of March 31, 2022 and December 31, 2021, the fair value of the Company’s debt instruments was $139.3 million and $162.8 million, compared to the carrying value of $139.7 million and $160.3 million as of March 31, 2022 and December 31, 2021, respectively. The fair value of the principal of the Company’s debt instruments, including capitalized interest, was estimated using a market approach in which pricing information for publicly traded, non-convertible debt instruments with speculative ratings were analyzed to derive a mean trading multiple to apply to the March 31, 2022 balances.

20. Fair Value Measurements

Recurring fair value measurements

The following table sets forth by level within the fair value hierarchy, the Company’s liabilities that are measured at fair value on a recurring basis (dollars in thousands).

	Hierarchy	December 31,	December 31,
	Level	2021	2020
Warrant liabilities
5‑Year Private Warrants	2	664	15,327
Seller Warrants	2	5	62
Total		$669	$15,389

5-Year Private Warrants

The 5-Year Private Warrants are valued using a Black-Scholes model that requires a variety of inputs including the Company’s stock price, the strike price of the 5-Year Private Warrants, the risk-free rate, and the implied volatility. As the terms of the 5-Year Private Warrants are identical to the terms of the 5-Year Public Warrants except that the 5-Year Private Warrants, while held by the SPAC sponsor and/or SPAC underwriter and their permitted transferees, are precluded from mandatory redemption and are entitled to be exercise on a “cashless basis” at the holder’s election, the implied volatility used in the Black-Scholes model is calculated using a Monte-Carlo model of the 5-Year Public Warrants that factors in the restrictive redemption and cashless exercise features of the 5-Year

Private Warrants. The Company updates the fair value calculation on at least a quarterly basis, or more frequently if changes in circumstances and assumptions indicate a change from the existing carrying value.

Seller Warrants

As part of the Recapitalization Transaction, the Company assumed Seller’s obligations under the Seller Warrant Agreement and the 12.7 million Seller Warrants outstanding became exercisable into shares of the Company’s common stock. The Seller Warrant Agreement also contains certain terms and features to reduce the exercise price and increase the number of shares of common stock each warrant is exercisable into. As a result, Seller Warrants are considered derivative financial instruments and carried at fair value. The fair value of Seller Warrants was computed by an independent third-party consultant (and validated by the Company) using a Monte Carlo simulation-based model that requires a variety of inputs, including contractual terms, market prices, exercise prices, equity volatility and discount rates. The Company updates the fair value calculation on at least an annual basis, or more frequently if changes in circumstances and assumptions indicate a change from the existing carrying value. See Note 12 - Warrant Liabilities for additional information on the Seller Warrants.

Items disclosed at fair value

Debt, net

The Sprott Credit Agreement and the Subordinated Notes are privately held and, as such, there is no public market or trading information available for such debt instruments. As of December 31, 2021 and December 31, 2020, the fair value of the Company’s debt instruments was $162.8 million and $154.9 million, compared to the carrying value of $160.3 million and $147.8 million as of December 31, 2021 and December 31, 2020, respectively. The fair value of the principal of the Company’s debt instruments, including capitalized interest, was estimated using a market approach in which pricing information for publicly traded, non-convertible debt instruments with speculative ratings were analyzed to derive a mean trading multiple to apply to the December 31, 2021 and 2020 balances.